Fees payable to auditors (Tables)	12 Months Ended
Dec. 31, 2017
Auditor's remuneration [abstract]
Disclosure of fees payable to auditors
The total remuneration of the Group's auditor, PricewaterhouseCoopers LLP and other member firms of PricewaterhouseCoopers International Limited, for services provided to the Group during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 is analyzed below.

	2017	2016	2015
	$M	$M	$M
Fees payable to auditors for the audit of the consolidated financial statements and its subsidiaries	1.3	1.1	1.1
Fees payable to auditors for non-audit services:
Accounting advisory services	0.1	—	—
Total fees payable	1.4	1.1	1.1